Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (38,605,652)	$ (25,744,489)
Items not affecting cash
Accrued interest on convertible debt		241,597
Depreciation	237,717	171,719
Interest – lease liability	6,726	6,711
Third-party service costs settled in equity	281,711
Loss (gain) on sale of equipment	2,562	(18,611)
Share-based payments	8,756,107	3,223,464
Change in fair value of financial instruments	0	(1,200,541)
Lease payments	(83,671)	(65,739)
Unrealized foreign exchange	1,565,982	156,087
Changes in operating assets and liabilities
Accounts payable and accrued liabilities	2,360,643	(714,878)
Payable to Auritec		(5,000,000)
Prepaid expenses	(2,642,894)	(948,422)
Amounts receivable	(431,449)	(101,389)
Cash used in operating activities	(28,552,218)	(29,994,491)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(588,947)	(104,227)
Proceeds from sale of equipment		29,068
Cash used in investing activities	(588,947)	(75,159)
CASH FLOWS FROM FINANCING ACTIVITIES
Overnight marketed public offering (net of transaction costs)	73,891,109	22,853,391
Non-brokered private placement (net of transaction costs)		31,705,219
Redemption of warrants	1,527,834	337,816
Redemption of options	639,597	25,245
Repayment of loans		(62,651)
Repayment of convertible debt		(9,074,813)
Cash provided by financing activities	76,058,540	45,784,207
Increase in cash	46,917,375	15,714,557
Foreign exchange effect on cash	544,813	(1,955,019)
Cash, beginning of year	33,101,294	19,341,756
Cash, end of year	$ 80,563,482	$ 33,101,294